Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Change in Projected Benefit Obligation and Change in Plan Assets
	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of Canadian dollars)	2015	2014	2015	2014
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,535	6,576	1,582	1,531
Current service cost	186	145	43	41
Interest cost	302	312	64	73
Benefits paid	(334)	(319)	(47)	(45)
Net actuarial loss (gain)	(6)	821	(27)	(18)
Change due to Hydro One Brampton spin-off	—	—	(5)	—
Change due to Hydro One Telecom spin-off	—	—	(19)	—

Projected benefit obligation, end of year	7,683	7,535	1,591	1,582

Change in plan assets
Fair value of plan assets, beginning of year	6,299	5,731	—	—
Actual return on plan assets	582	703	—	—
Benefits paid	(334)	(319)	—	—
Employer contributions	177	174	—	—
Employee contributions	40	35	—	—
Administrative expenses	(33)	(25)	—	—

Fair value of plan assets, end of year	6,731	6,299	—	—

Unfunded status	952	1,236	1,591	1,582

Schedule of Benefit Obligations and Plan Assets

Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets within the following line items:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2015	2014	2015	2014
Accrued liabilities	—	—	50	49
Pension benefit liability	952	1,236	—	—
Post-retirement and post-employment benefit liability	—	—	1,541	1,533

Unfunded status	952	1,236	1,591	1,582

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets

The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of Canadian dollars)	2015	2014
PBO	7,683	7,535
ABO	7,020	6,887
Fair value of plan assets	6,731	6,299

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations

The following weighted average assumptions were used to determine the benefit obligations at December 31, 2015 and 2014:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2015	2014	2015	2014
Significant assumptions:
Weighted average discount rate	4.00%	4.00%	4.10%	4.00%
Rate of compensation scale escalation (without merit)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.36%	4.36%

[1]	6.38% per annum in 2016, grading down to 4.36% per annum in and after 2031 (2014 – 6.52% in 2015, grading down to 4.36% per annum in and after 2031)

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs

The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2015 and 2014. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2015	2014
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	4.00%	4.75%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	13	11
Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.00%	4.75%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	13.8	12
Rate of increase in health care cost trends[1]	4.36%	4.39%

[1]	6.52% per annum in 2015, grading down to 4.36% per annum in and after 2031 (2014 – 6.81% in 2014, grading down to 4.39% per annum in and after 2031)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation

The effect of a 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2015 and 2014 is as follows:

December 31 (millions of Canadian dollars)	2015	2014
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	252	248
Effect of a 1% decrease in health care cost trends	(196)	(193)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost

The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2015 and 2014 is as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	22	23
Effect of a 1% decrease in health care cost trends	(16)	(17)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans

The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2015 and 2014:

December 31, 2015				December 31, 2014
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male 23	Female 25	Male 24	Female 26	Male 23	Female 25	Male 24	Female 26

Schedule of Estimated Future Benefit Payments

At December 31, 2015, estimated future benefit payments to the participants of the Plans were:

(millions of Canadian dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2016	316	53
2017	328	55
2018	339	57
2019	350	59
2020	360	61
2021 through to 2025	1,928	342

Total estimated future benefit payments through to 2025	3,621	627

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets

The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Pension Benefits:
Actuarial loss (gain) for the year	(181)	511
Actuarial loss amortization	(119)	(103)
Prior service cost amortization	(2)	(2)

	(302)	406

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	(27)	(18)
Actuarial loss amortization	(14)	(18)
Prior service cost amortization	—	(2)

	(41)	(38)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2015 and 2014:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Pension Benefits:
Prior service cost	—	2
Actuarial loss	952	1,234

	952	1,236

Post-Retirement and Post-Employment Benefits:
Actuarial loss	240	273

	240	273

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2015	2014	2015	2014
Prior service cost	—	2	—	—
Actuarial loss	96	119	8	10

	96	121	8	10

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations

At December 31, 2015, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	55.0	58.2
Debt securities	35.0	36.4
Other[1]	10.0	5.4

	100.0	100.0

[1]	Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis

The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2015 and 2014:

December 31, 2015 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	23	299	322
Cash and cash equivalents	191	—	—	191
Short-term securities	—	80	—	80
Real estate	—	—	2	2
Corporate shares – Canadian	923	—	—	923
Corporate shares – Foreign	2,931	—	—	2,931
Bonds and debentures – Canadian	—	2,074	—	2,074
Bonds and debentures – Foreign	—	199	—	199

Total fair value of plan assets[1]	4,045	2,376	301	6,722

[1]	At December 31, 2015, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, and $18 million relating to accruals for pension administration expense and foreign exchange contracts payable.

December 31, 2014 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	18	142	160
Cash and cash equivalents	166	—	—	166
Short-term securities	—	176	—	176
Real estate	—	—	2	2
Corporate shares – Canadian	1,008	—	—	1,008
Corporate shares – Foreign	2,766	—	—	2,766
Bonds and debentures – Canadian	—	1,799	—	1,799
Bonds and debentures – Foreign	—	211	—	211

Total fair value of plan assets[1]	3,940	2,204	144	6,288

[1]	At December 31, 2014, the total fair value of Pension Plan assets excludes $18 million of interest and dividends receivable, and $7 million relating to accruals for pension administration expense.

Changes in Fair Value of Financial Instruments Classified in Level 3

The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2015 and 2014. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of Canadian dollars)	2015	2014
Fair value, beginning of year	144	119
Realized and unrealized gains	51	30
Purchases	106	23
Sales and disbursements	—	(28)

Fair value, end of year	301	144

Pension Plan [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2015 and 2014 for the Pension Plan:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Current service cost, net of employee contributions	146	110
Interest cost	302	312
Expected return on plan assets, net of expenses	(406)	(369)
Actuarial loss amortization	119	103
Prior service cost amortization	2	2

Net periodic benefit costs	163	158

Charged to results of operations[1]	81	81

[1]	The Company follows the cash basis of accounting consistent with the inclusion of pension costs in OEB-approved rates. During the year ended December 31, 2015, pension costs of $177 million (2014 – $174 million) were attributed to labour, of which $81 million (2014 – $81 million) was charged to operations, and $96 million (2014 – $93 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2015 and 2014 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Current service cost, net of employee contributions	43	41
Interest cost	64	73
Actuarial loss amortization	14	18
Prior service cost amortization	—	2

Net periodic benefit costs	121	134

Charged to results of operations	55	62